REVENUE RECOGNITION (Details) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015
Revenue Recognition [Abstract]
Rebates	$ 3,496	$ 3,382
Chargebacks	1,550	1,091
RevenueRecognitionSalesReturnsReserveForSalesReturns	853	598
Other	215	211
Sales Reserves And Allowances	7,797	6,601
Medicaid	$ 1,683	$ 1,319